Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000028092 | 35741329Equinix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028092 | 35741354Prologis Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028092 | 35741371Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028092 | 35741327Digital Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028092 | 35741361Simon Property Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028092 | 35741369Ventas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028092 | 35741355Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028092 | 35741349Mid-America Apartment Communities Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028092 | 35741367UDR Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028092 | 35741370VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028092 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028092 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028092 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028092 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028092 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028092 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028092 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028092 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028092 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028092 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028092 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028092 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028092 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028092 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028092 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028092 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028092 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028092 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028092 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000028092 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028092 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028092 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028092 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028092 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028092 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028092 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028092 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028092 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028092 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028092 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028092 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028095 | 35741329Equinix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028095 | 35741354Prologis Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028095 | 35741371Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028095 | 35741327Digital Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028095 | 35741361Simon Property Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028095 | 35741369Ventas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028095 | 35741355Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028095 | 35741349Mid-America Apartment Communities Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028095 | 35741367UDR Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028095 | 35741370VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028095 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028095 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028095 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028095 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028095 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028095 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028095 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028095 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028095 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028095 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028095 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028095 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028095 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028095 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028095 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028095 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028095 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028095 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028095 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000028095 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028095 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028095 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028095 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028095 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028095 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028095 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028095 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028095 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028095 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028095 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028095 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028094 | 35741329Equinix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028094 | 35741354Prologis Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028094 | 35741371Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028094 | 35741327Digital Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028094 | 35741361Simon Property Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028094 | 35741369Ventas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028094 | 35741355Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028094 | 35741349Mid-America Apartment Communities Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028094 | 35741367UDR Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028094 | 35741370VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028094 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028094 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028094 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028094 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028094 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028094 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028094 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028094 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028094 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028094 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028094 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028094 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028094 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028094 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028094 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028094 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028094 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028094 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028094 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000028094 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028094 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028094 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028094 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028094 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028094 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028094 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028094 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028094 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028094 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028094 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028094 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028098 | 35741329Equinix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028098 | 35741354Prologis Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028098 | 35741371Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028098 | 35741327Digital Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028098 | 35741361Simon Property Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028098 | 35741369Ventas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028098 | 35741355Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028098 | 35741349Mid-America Apartment Communities Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028098 | 35741367UDR Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028098 | 35741370VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028098 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028098 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028098 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028098 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028098 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028098 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028098 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028098 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028098 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028098 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028098 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028098 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028098 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028098 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028098 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028098 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028098 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028098 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028098 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000028098 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028098 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028098 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028098 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028098 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028098 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028098 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028098 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028098 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028098 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028098 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028098 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028097 | 35741329Equinix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028097 | 35741354Prologis Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028097 | 35741371Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028097 | 35741327Digital Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028097 | 35741361Simon Property Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028097 | 35741369Ventas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028097 | 35741355Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028097 | 35741349Mid-America Apartment Communities Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028097 | 35741367UDR Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028097 | 35741370VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028097 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028097 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028097 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028097 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028097 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028097 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028097 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028097 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028097 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028097 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028097 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028097 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028097 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028097 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028097 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028097 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028097 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028097 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028097 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000028097 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028097 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028097 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028097 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028097 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028097 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028097 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028097 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028097 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028097 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028097 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028097 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028096 | 35741329Equinix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028096 | 35741354Prologis Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028096 | 35741371Welltower Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028096 | 35741327Digital Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028096 | 35741361Simon Property Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028096 | 35741369Ventas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028096 | 35741355Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028096 | 35741349Mid-America Apartment Communities Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028096 | 35741367UDR Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028096 | 35741370VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028096 | Other Assets and Liabilities Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028096 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028096 | Short-Term Investments Industry Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028096 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028096 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028096 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028096 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028096 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028096 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028096 | Real Estate Operating Companies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028096 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028096 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028096 | Self-Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028096 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028096 | Diversified Real Estate Activities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028096 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028096 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028096 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028096 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000028096 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028096 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028096 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028096 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028096 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028096 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028096 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028096 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028096 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028096 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028096 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028096 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%